PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Plant and machinery	$ 998,635	$ 727,250
Furniture and fixtures	114,863	78,867
Property and equipment gross	1,113,498	806,117
Less Accumulated Depreciation	(471,592)	(273,609)
Net Book Value	$ 641,906	$ 532,508